SHORT-TERM BORROWINGS (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHORT-TERM BORROWINGS
Short-term borrowings	$ 11,928,002	¥ 84,272,527	$ 16,881,566	¥ 117,526,089	¥ 112,461,383
Long-term borrowings due within one year			4,542,584	31,624,560	31,624,560
Less: borrowing classified as held for sale			(4,542,584)	(31,624,560)
Pledged Loan
SHORT-TERM BORROWINGS
Short-term borrowings	$ 11,928,002	¥ 84,272,527	11,871,224	82,645,089	¥ 80,836,823
Interest-free loan
SHORT-TERM BORROWINGS
Short-term borrowings			$ 5,010,342	¥ 34,881,000